Balances and Transactions with Related Parties (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Accounts receivable	$ 126		$ 79
Due from (to) affiliated companies	668		$ 559
Purchases from Priortech and affiliates	8	$ 26
Interest income from Priortech	29	1
Sales to Priortech and affiliated companies	$ 48	$ 44
Interest rate, related party	5.50%	5.50%